Additional Information-Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	May 17, 2011 $ / shares
Current assets:
Cash and cash equivalents	¥ 3,369,200	$ 481,783	¥ 3,999,160
Term deposits	240,000		320,100
Short-term investments	840,938	120,253	538,816
Amounts due from subsidiaries and VIEs and VIEs' subsidiaries	25,570	3,656	41,588
Prepayments and other current assets	107,265	15,339	163,446
Total current assets	4,732,003	676,668	5,484,634
Non-current assets:
Total non-current assets	458,871	65,618	248,318
Total assets	5,190,874	742,286	5,732,952
Current liabilities:
Accounts payable and accrued liabilities	681,307	97,426	835,688
Total current liabilities	1,268,414	181,382	1,524,656
Total liabilities	1,315,830	188,162	1,537,266
Shareholders' equity:
Treasury stock	(275,059)	(39,333)	(112,057)
Additional paid-in capital	13,183,041	1,885,150	13,113,010
Statutory reserves	706	101	435
Accumulated other comprehensive income/(loss)	(33,736)	(4,824)	12,383
Accumulated deficit	(9,071,000)	(1,297,140)	(8,877,851)
Total Zhihu Inc.'s shareholders' equity	3,804,136	543,984	4,136,123
Total liabilities and shareholders' equity	5,190,874	$ 742,286	5,732,952
Common stock per share | $ / shares		$ 0.000125		$ 1
Related Party
Current liabilities:
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	16,135	$ 2,307	6,825
Nonrelated Party
Current liabilities:
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	124,233	17,765	131,955
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	240,902	34,449	37,711
Term deposits			70,378
Short-term investments	71,279	10,193
Prepayments and other current assets	9,727	1,390	7,759
Total current assets	324,801	46,446	118,662
Non-current assets:
Investments in subsidiaries	3,583,957	512,499	4,139,841
Total non-current assets	3,583,957	512,499	4,139,841
Total assets	3,908,758	558,945	4,258,503
Current liabilities:
Accounts payable and accrued liabilities	13,934	1,993	29,858
Total current liabilities	104,622	14,961	122,380
Total liabilities	104,622	14,961	122,380
Shareholders' equity:
Ordinary shares (US$0.000125 par value)	207	30	203
Treasury stock	(275,059)	(39,333)	(112,057)
Additional paid-in capital	13,183,041	1,885,150	13,113,010
Statutory reserves	706	101	435
Accumulated other comprehensive income/(loss)	(33,736)	(4,824)	12,383
Accumulated deficit	(9,071,023)	(1,297,140)	(8,877,851)
Total Zhihu Inc.'s shareholders' equity	3,804,136	543,984	4,136,123
Total liabilities and shareholders' equity	3,908,758	558,945	4,258,503
Reportable Legal Entities | Parent Company | Related Party
Current assets:
Amounts due from subsidiaries and VIEs and VIEs' subsidiaries	2,893	414	2,814
Current liabilities:
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	59,435	8,499	60,556
Reportable Legal Entities | Parent Company | Nonrelated Party
Current liabilities:
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	¥ 31,253	$ 4,469	¥ 31,966